Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Benefit Plans
Unamortized net loss	$ 793	$ 770
Unamortized prior service	(139)	(227)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 654	$ 543